Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($)	6 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Cash flows from operating activities
Net income	$ 2,295,199	$ 1,594,495
Adjustments to reconcile net income to cash provided by operating activities
Allowance for doubtful accounts	6,323	23,316
Depreciation and amortization	117,888	134,457
Deferred income tax	13,879	(19,459)
Amortization of operating lease right-of-use assets	26,195
Unrealized foreign currency exchange loss	65,691	4,300
Changes in operating assets and liabilities:
Accounts receivable	(2,898,493)	(410,656)
Inventories	(391,958)	482,914
Advance to suppliers	1,738,442	(1,787,999)
Prepaid expenses and other current assets	(99,108)	17,251
Accounts payable	(760,103)	(809,818)
Operating lease liabilities	(21,975)
Taxes payable	1,120,847	905,514
Accrued expenses and other current liabilities	786,942	412,845
Net cash provided by operating activities	1,999,769	547,160
Cash flows from investing activities
Purchase of property and equipment	(715)	(26,957)
Capital expenditures on construction-in-progress		(403,911)
Net cash used in investing activities	(715)	(430,868)
Cash flows from financing activities
Proceeds from short-term loans	943,517	601,833
Proceeds from long-term loans	685,067	41,001
Repayment of short-term loans	(457,729)	(1,211,475)
Repayment of long-term loans	(109,382)
Proceeds from (repayment of) borrowings from related parties	(1,391,813)	393,367
Proceeds from (repayment of) third party loans	(716,574)	76,797
Principal payment from (repayment of) finance lease	254,970	(195,863)
Payment for deferred initial public offering costs	(155,557)	(42,705)
Net cash used in financing activities	(947,501)	(337,045)
Effect of changes of foreign exchange rates on cash	(64,052)	15,605
Net increase (decrease) in cash	987,501	(205,148)
Cash, beginning of year	53,106	293,771
Cash, end of year	1,040,607	88,623
Supplemental disclosure of cash flow information
Cash paid for interest expense	215,268	172,913
Cash paid for income tax	1,424
Supplemental disclosure of non-cash investing and financing activities
Amortization of share-based compensation for initial public offering services	316,668
Right-of-use assets obtained in exchange for operating lease obligations	$ 255,811